Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

December 31, 2018 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	790	440	59	409
Other	5	5	—	—
	795	445	59	409

December 31, 2017 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	698	370	41	369
Other	5	5	—	—
	703	375	41	369